RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
	For the Years Ended December 31,
	2016	2017	2018
	US$	US$	US$

Office building leased from:
-Vincent Tianquan Mo	154	159	162
Management fee incurred:
-Beihai Silver Beach	421	501	523
Hotel service fee incurred:
- Beihai Silver Beach	113	-	-
- Upsky San Francisco	17	-	-
- Upsky Long Island	81	-	-
Training fee incurred
- New York Military Academy	111	-	-

Related Party Balances
	As of December 31,
	2017	2018
	US$	US$
Amounts due from a related party:
- Beihai Silver Beach	167	-

	As of December 31,
	2017	2018
	US$	US$
Amounts due to a related party:
- Beihai Silver Beach	-	19